Goodwill and Core Deposits - Intangible assets (Details) - Core deposit intangibles - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Intangible assets
Gross Intangible Assets	$ 1,041	$ 1,041
Accumulated Amortization	$ 1,041	919
Net Intangible Assets		$ 122